Trade receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Trade receivables	¥ 278,547	¥ 280,250
Impairment	(59,576)	(64,874)
Total	¥ 218,971	¥ 215,376
Percentage of trade receivables contributed by individual debtors	10.00%	10.00%
Minimum
Trade receivables
Term of trade receivable	30 days
Maximum
Trade receivables
Term of trade receivable	90 days